Cash and cash equivalents and financial investments	6 Months Ended
Jun. 30, 2026
Cash And Cash Equivalents And Financial Investments
Cash and cash equivalents and financial investments

3.	Cash and cash equivalents and financial investments
3.1.	Cash and cash equivalents

They include cash, available bank deposits and financial investments with high liquidity, which meet the definition of cash equivalents.

	06.30.2026	12.31.2025
Cash at bank and in hand	110	222
Financial investments classified as cash equivalents
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	1,997	1,178
Bank Deposit Certificates	178	72
Other investment funds	147	139
	2,322	1,389
- Abroad
Time deposits	1,516	3,315
Sweep accounts and interest-bearing accounts	2,483	1,498
Other financial investments	52	47
	4,051	4,860
Total financial investments classified as cash equivalents	6,373	6,249
Total	6,483	6,471

Financial investments classified as cash equivalents have maturities of up to three months from the date of their acquisition. In Brazil, it primarily consists of repurchase agreements and investments in funds holding Brazilian Federal Government Bonds, as well as floating rate Bank Deposit Certificates with daily liquidity. Short-term financial investments abroad mainly comprise time deposits, as well as investments with daily liquidity.

3.2.	Financial investments

	06.30.2026	12.31.2025
Fair value through profit or loss	188	204
Amortized cost	3,747	2,525
Total	3,935	2,729
Current	3,903	2,726
Non-current (1)	32	3

(1) Non-current financial investments are classified in "Other Assets".

Financial investments (not classified as cash equivalents) have maturities of more than three months. Financial investments classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (level 1 of the fair value hierarchy). Financial investments classified as amortized cost mainly refer to investments in Brazil in floating rate Bank Deposit Certificates with daily liquidity, with initial maturities between one and two years, and to investments abroad in time deposits and government bonds.